Financial Assets - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Impairment loss on investment of held-to-maturity securities	¥ 42	¥ 0
Term deposits	¥ 559,341	449,400
Mandatory reserve deposit percentage	20.00%
CL Hotel Investor, L.P. [member]
Disclosure of financial assets [line items]
Overseas borrowings backed by domestic deposits	¥ 6,861	6,861
Glorious Fortune Forever Limited [member]
Disclosure of financial assets [line items]
Overseas borrowings backed by domestic deposits	7,080	7,080
Sunny Bamboo Limited and Golden Bamboo Limited [member]
Disclosure of financial assets [line items]
Overseas borrowings backed by domestic deposits	750	750
Guo Yang Guo Sheng [member]
Disclosure of financial assets [line items]
Term deposits	2,000	2,000
Current deposit	1,274	1,247
Term deposits [member]
Disclosure of financial assets [line items]
Term deposits	¥ 16,691	¥ 16,691